Concentration of Risks (Details) - Credit Risk [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Concentration of Risks (Details) [Line Items]
Deposit amount	¥ 5,908	$ 857	¥ 25,687
Deposit insurance limit	¥ 500